Supplementary Statement of Cash Flows Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of supplementary statement of cash flows information
	Nine months ended
	March 31,
	2019	2018
	$	$

Series B Preferred share common stock dividend (note 5)	75,477	142,358
Series B Preferred shares converted to common stock (note 5)	279,051	-
Share issuance costs accrued through accounts payable and accrued liabilities	15,884	-
Deferred financing costs accrued through accounts payable and accrued liabilities	15,873	-
Income taxes paid	-	-
Interest paid	-	-

	Year ended June 30, 2018	Year ended June 30, 2017
Series B Preferred Stock common stock dividend (note 5)	176,236	790,454
Non-cash issue costs (note 5)	148,087	424,401
Reclassification of derivative liability to equity upon the exercise of warrants (note 4)	—	248,409
Reclassification of derivative liability to equity upon the amendment of warrants (note 4)	—	53,006
Reclassification of stock option liability to equity upon settlement (note 5)	—	260,969
Conversion of Series B Preferred Stock to common stock (note 5)	—	147,375
Income taxes paid	—	—
Interest paid	—	—